Salaries and Benefits	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of attribution of expenses by nature to their function [text block]	SALARIES AND BENEFITS
27.1Accounting policies
Amounts payable relating to salaries and social security obligations are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange rate variations.
27.2Breakdown salaries and benefits

	December 31,
Description	2024	2023

Salaries and benefits	508,412	473,060
Share-based payment	36	1,737
	508,448	474,797